Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	December 31,
	2020	2019
	US$ in millions
Non-current portion
Senior Notes, unsecured	$7,000	$5,535
Lease liabilities	124	128
	7,124	5,663
Less: deferred financing costs	(80)	(74)
	7,044	5,589
Current portion
Lease liabilities	21	19
Total borrowings	$7,065	$5,608

Disclosure of reconciliation of liabilities arising from financing activities

	Senior Notes	Bank loans(i)	Lease liabilities	Deferred financing costs	Net interest payables(ii)	Dividend payables	Total
	US$ in millions
Balance at January 1, 2020	$5,535	$—	$147	$(74)	$83	$—	$5,691
Financing cash flows	1,496	(1)	(11)	(20)	(209)	(1,030)	225
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—
Accruals	—	—	9	—	282	1,025	1,316
Amortization	—	—	—	17	—	—	17
Foreign exchange movement	—	1	—	1	—	5	7
Fair value adjustment of the interest rate swaps	(35)	—	—	—	—	—	(35)
Balance as at December 31, 2020	$7,000	$—	$145	$(80)	$156	$—	$7,221

	Senior Notes	Lease liabilities	Deferred financing costs	Net interest payables(ii)	Dividend Payables	Total
	US$ in millions
Balance at January 1, 2019	$5,515	$135	$(88)	$83	$—	$5,645
Adjustments arising from adoption of IFRS 16	—	6	—	—	—	6
Restated opening balance	5,515	141	(88)	83	—	5,651
Financing cash flows	—	(13)	(2)	(274)	(2,051)	(2,340)
Non-cash changes:						—
Accruals	—	19	1	274	2,054	2,348
Amortization	—	—	15	—	—	15
Foreign exchange movement	—	—	—	—	(3)	(3)
Fair value adjustment of the interest rate swaps	20	—	—	—	—	20
Balance as at December 31, 2019	$5,535	$147	$(74)	$83	$—	$5,691

____________________
(i)    The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.
(ii)    The balance of net interest payables in this table represents the net balance of interest payables and interest rate swap receivables and the cash flows from net interest payables represent the net amount of interest income received from interest rate swaps and interest payment made.